Commitments And Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Commitments And Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Guarantees and Indemnities

We have made certain indemnities and guarantees, under which we may be required to make payments to a guaranteed or indemnified party in relation to certain actions or transactions. We indemnify our directors, officers, employees and agents, as permitted under the laws of the State of Delaware. We have also indemnified our consultants, investment bankers, sublicensor and distributors against any liability arising from the performance of their services or license commitment, pursuant to their agreements. In connection with our facility leases, we have indemnified our lessors for certain claims arising from the use of the facility. The duration of the guarantees and indemnities varies, and is generally tied to the life of the agreement. These guarantees and indemnities do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Antidilution Rights for Common Stock

In 2004, we entered into an agreement with Charter Financial Holdings, LLC in connection with consulting services. The compensation section of the agreement requires that we issue shares of our common stock to Charter sufficient to ensure that its ownership in LBG does not fall below one percent (1%) of our outstanding common stock. The result is that for each time we issue or sell stock, we must issue that amount of stock to Charter Financial Holdings, LLC to maintain their ownership percentage. Charter Financial Holdings, LLC is not required to pay additional consideration for those shares. We record the fair value of the additional shares of common stock issued under this provision as consulting expense in the period they are earned.  During fiscal 2011, we issued 35,063,042 shares of common stock with a fair value of $69,998 under this provision.  During fiscal 2011, we issued 16,901,207 shares of common stock with a fair value of $294,879 under this provision.

Employment Agreements

We have entered into employment agreements with of our chief executive officer. This contract provides for minimum annual salaries and is renewable annually. In the event of termination of this employment agreement by LBG without cause, we would be required to pay continuing salary payments for specified periods in accordance with the employment contract. Effective October 2009, our CEO, Troy Lyndon, had chosen not to receive a salary. However, the Board of Directors agreed on February 13, 2011 to provide him a base salary of $5,000 per month on a going-forward basis.

Leases

We operate in a 4,355 square foot sales and distribution facility in Temecula, California under a sublease agreement through October 2011. Its cost is $2,919 per month. Our lease ends each October and is renewable each year for 2 years at a similar lease rate.

Previously, our corporate offices consisted of a 3,500 square foot facility on 29995 Technology Drive in Murrieta, California under a lease agreement through May 2010. Its cost is $7,545 per month, with annual increases of four percent (4%). We abandoned that facility in March 2008 and in a legal settlement, our former landlord applied our $45,270 deposit to resolve the amount owed.

Left Behind License

On October 11, 2002, the publisher of the Left Behind book series granted us an exclusive worldwide license to use the copyrights and trademarks relating to the storyline and content of the books in the Left Behind series of novels for the manufacture and distribution of video game products for personal computers, CD-ROM, DVD, game consoles, and the Internet.

The license requires us to pay royalties based on the gross receipts on all non-electronic products and for electronic products produced for use on personal computer systems, and a smaller percentage of the gross receipts on other console game platform systems. According to the license agreement, within 30 days from the end of each month, the Company shall provide royalties to licensor based upon its agreement for the preceding month. Additionally, the license term of 3 years automatically renews to additional terms in perpetuity.

Charlie Church Mouse License

In July 2007, we obtained an exclusive license to sell three (3) PC games featuring Charlie Church Mouse (“CCM”) to the CBA market from the publisher of the CCM games. The CCM games are educational software programs utilizing Bible stories designed for pre-school, kindergarten and early elementary age children. Under the license, we pay the author a royalty of twenty percent of gross margin collected from our customers. On May 12, 2010, we acquired the entire Charlie Church Mouse brand.

Keys of the Kingdom License

On May 20, 2008, we acquired the publishing and distribution rights to the PC game, Keys of the Kingdom. This new game features brain-teasing dynamics and inspirational scriptures. We agreed to pay the author a royalty of fifteen percent of gross margin collected from our customers.

Integrity Music License

We have a licensing agreement for songs distributed through Integrity Music. According to the license agreement, the term it has acquired is for the life of the product (Praise Champion) and beyond the initial 5,000 unit advance, we shall pay a 10% royalty for all music in each game title which uses the licensed music.

Payroll Taxes

As of June 30, 2011 and March 31, 2011, we owed accrued payroll taxes of $349,474 and $326,294, respectively, to various governmental authorities. This is a significant offense with the US government to which we may face significant penalties and operations could be harmed should the US government wish to enforce its rights to collect the payroll taxes and that our officers and directors, both past and present, are potentially liable for penalties.

Rule 144

We had arrangements with two consultants (see Note 13) which were terminated with an effective date of September 30, 2010. We are evaluating the structure of these consulting agreements to determine whether or not the consulting arrangement complied with the SEC rules & regulations. Accordingly, we have hired legal counsel to evaluate the agreement and request an interpretation from the SEC to ensure that there was no violation of the SEC rules or regulations.

Litigation

We are subject to litigation from time to time in the ordinary course of our business.

We are currently not involved in any other litigation or any pending legal proceedings that we believe could have a material adverse effect on our financial position or results of operations.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Guarantees and Indemnities

We have made certain indemnities and guarantees, under which we may be required to make payments to a guaranteed or indemnified party in relation to certain actions or transactions. We indemnify our directors, officers, employees and agents, as permitted under the laws of the State of Delaware. We have also indemnified our consultants, investment bankers, sublicensor and distributors against any liability arising from the performance of their services or license commitment, pursuant to their agreements. In connection with our facility leases, we have indemnified our lessors for certain claims arising from the use of the facility. The duration of the guarantees and indemnities varies, and is generally tied to the life of the agreement. These guarantees and indemnities do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Antidilution Rights for Common Stock

In 2004, we entered into an agreement with Charter Financial Holdings, LLC in connection with consulting services. The compensation section of the agreement requires that we issue shares of our common stock to Charter sufficient to ensure that its ownership in LBG does not fall below one percent (1%) of our outstanding common stock. The result is that for each time we issue or sell stock, we must issue that amount of stock to Charter Financial Holdings, LLC to maintain their ownership percentage. Charter Financial Holdings, LLC is not required to pay additional consideration for those shares. We record the fair value of the additional shares of common stock issued under this provision as consulting expense in the period they are earned. During fiscal 2011, we issued 35,063,042 shares of common stock with a fair value of $69,998 under this provision. During fiscal 2011, we issued 16,901,207 shares of common stock with a fair value of $294,879 under this provision.

Employment Agreements

We have entered into employment agreements with of our chief executive officer. This contract provides for minimum annual salaries and is renewable annually. In the event of termination of this employment agreement by LBG without cause, we would be required to pay continuing salary payments for specified periods in accordance with the employment contract. Effective October 2009, our CEO, Troy Lyndon, had chosen not to receive a salary. However, the Board of Directors agreed on February 13, 2011 to provide him a base salary of $5,000 per month on a going-forward basis.

Leases

We operate in a 4,355 square foot sales and distribution facility in Temecula, California under a sublease agreement through October 2011. Its cost is $2,919 per month. Our lease ends each October and is renewable each year for 2 years at a similar lease rate.

Our commitments under the rent agreements for the next four fiscal years are as follows:

OPERATING LEASE COMMITMENTS

	FISCAL YEAR ENDED MARCH 31,
	2012	2013	2014	2015
Sales and distribution facility	$20,433	$--	$--	$--

Total Lease Commitments	$20,433	$--	$--	$--

Previously, our corporate offices consisted of a 3,500 square foot facility on 29995 Technology Drive in Murrieta, California under a lease agreement through May 2010. Its cost is $7,545 per month, with annual increases of four percent (4%). We abandoned that facility in March 2008 and in a legal settlement, our former landlord applied our $45,270 deposit to resolve the amount owed.

Left Behind License

On October 11, 2002, the publisher of the Left Behind book series granted us an exclusive worldwide license to use the copyrights and trademarks relating to the storyline and content of the books in the Left Behind series of novels for the manufacture and distribution of video game products for personal computers, CD-ROM, DVD, game consoles, and the Internet.

The license requires us to pay royalties based on the gross receipts on all non-electronic products and for electronic products produced for use on personal computer systems, and a smaller percentage of the gross receipts on other console game platform systems. According to the license agreement, within 30 days from the end of each month, the Company shall provide royalties to licensor based upon its agreement for the preceding month. Additionally, the license term of 3 years automatically renews to additional terms in perpetuity.

Charlie Church Mouse License

 In July 2007, we obtained an exclusive license to sell three (3) PC games featuring Charlie Church Mouse (“CCM”) to the CBA market from the publisher of the CCM games. The CCM games are educational software programs utilizing Bible stories designed for pre-school, kindergarten and early elementary age children. Under the license, we pay the author a royalty of twenty percent of gross margin collected from our customers. On May 12, 2010, we acquired the entire Charlie Church Mouse brand.

Keys of the Kingdom License

On May 20, 2008, we acquired the publishing and distribution rights to the PC game, Keys of the Kingdom. This new game features brain-teasing dynamics and inspirational scriptures. We agreed to pay the author a royalty of fifteen percent of gross margin collected from our customers.

Integrity Music License

We have a licensing agreement for songs distributed through Integrity Music. According to the license agreement, the term it has acquired is for the life of the product (Praise Champion) and beyond the initial 5,000 unit advance, we shall pay a 10% royalty for all music in each game title which uses the licensed music.

Payroll Taxes

As of March 31, 2011 and 2010, we owed accrued payroll taxes of $326,294 and $270,705, respectively, to various governmental authorities. This is a significant offense with the US government to which we may face significant penalties and operations could be harmed should the US government wish to enforce its rights to collect the payroll taxes and that our officers and directors, both past and present, are potentially liable for penalties.

Rule 144

We had arrangements with two consultants (see Note 13) which were terminated with an effective date of September 30, 2010. We are evaluating the structure of these consulting agreements to determine whether or not the consulting arrangement complied with the SEC rules & regulations. Accordingly, we have hired legal counsel to evaluate the agreement and request an interpretation from the SEC to ensure that there was no violation of the SEC rules or regulations.

Litigation

We are subject to litigation from time to time in the ordinary course of our business.

We are currently not involved in any other litigation or any pending legal proceedings that we believe could have a material adverse effect on our financial position or results of operations.